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                             THE VANTAGEPOINT FUNDS

      Supplement dated January 22, 2004 to the Prospectus dated May 1, 2003

        This supplement revises certain disclosures in the Prospectus and provides new information in addition to that contained in the Prospectus and should be read in conjunction with the Prospectus.


At a meeting held on December 11, 2003, the Board of Directors (the "Board") of The Vantagepoint Funds approved several changes to various portfolios of The Vantagepoint Funds. These changes are described below:

US GOVERNMENT SECURITIES FUND

The Board approved the hiring of Mellon Capital Management Corporation as subadviser to the US Government Securities Fund and the termination of the subadvisory agreement with Seix Investment Advisors, Inc.

THEREFORE, THE FOLLOWING INFORMATION SHOULD BE READ TOGETHER WITH THAT LOCATED ON PAGE 28 OF THE PROSPECTUS UNDER THE SECTION ENTITLED "US GOVERNMENT SECURITIES FUND - INVESTMENT SUBADVISER."

Mellon Capital Management Corporation ("Mellon Capital"), San Francisco, California, seeks to match the performance of the Lehman Intermediate Government Index by investing primarily in U.S. Treasury, U.S. Government, and U.S. Govern-ment sponsored agency debt and mortgage-backed securities. Mellon Capital employs a team approach to managing the portfolio.

The information about Seix Investment Advisors, Inc. is deleted.

GROWTH FUND

The Board also approved the termination of the subadvisory agreement with Barclays Global Fund Advisors ("Barclays") as a subadviser to the Growth Fund and approved the reallocation of the assets managed by Barclays to other subadvisers.

THEREFORE, THE FOLLOWING INFORMATION SHOULD BE READ TOGETHER WITH THAT LOCATED ON PAGE 30 OF THE PROSPECTUS UNDER THE SECTION ENTITLED "GROWTH FUND - INVESTMENT SUBADVISERS."

The information about Barclays is deleted.




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INCOME PRESERVATION FUND

The Board approved certain changes to the investment strategies and eligible investments of the Income Preservation Fund.

THEREFORE, THE FOLLOWING REPLACES THE SECTION ENTITLED "INCOME PRESERVATION FUND
- INVESTMENT STRATEGY" FOUND ON PAGE 26:

The Income Preservation Fund invests primarily in high-quality short- and intermediate-term fixed income securities. Such securities may include money market instruments that a rating agency has rated in one of its top two short-term ratings categories; government and agency securities issued by the U.S. or foreign entities; mortgage-backed securities; asset-backed securities; and corporate securities. The Fund can invest up to 10% of its assets in fixed income mutual funds that meet the Fund's credit and liquidity guidelines. The Fund may invest its assets in derivative instruments such as futures, options and options on futures if used for relative value, hedging and risk control, but cannot be used for speculation. Average duration of the Fund will normally range from 1.5 to 4.0 years.

MODEL PORTFOLIO FUNDS

Vantagepoint Investment Advisers, LLC, the investment adviser to the Model Portfolio Conservative Growth Fund, Model Portfolio Long-Term Growth Fund and Model Portfolio All-Equity Growth Fund, has approved certain allocation changes to these Funds.

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE FOUND UNDER THE SECTION ENTITLED "MODEL PORTFOLIO CONSERVATIVE GROWTH FUND - PRINCIPAL INVESTMENT STRATEGY" AND THAT FOUND UNDER THE SECTION "MODEL PORTFOLIO CONSERVATIVE GROWTH FUND - INVESTMENT STRATEGY" ON PAGES 17 AND 33 OF THE PROSPECTUS, RESPECTIVELY.

PRINCIPAL INVESTMENT STRATEGY - To seek to invest 60% of the Fund's assets in fixed income funds and 40% of the Fund's assets in stock funds by investing in the following Vantagepoint Funds in the target percentages indicated:

         Income Preservation Fund                                   50%
         Core Bond Index Fund                                       10%
         Equity Income Fund                                         10%
         Growth & Income Fund                                       10%
         Growth Fund                                                 8%
         Aggressive Opportunities Fund                               5%
         International Fund                                          7%

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THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE FOUND UNDER THE SECTION
ENTITLED "MODEL PORTFOLIO LONG-TERM GROWTH FUND - PRINCIPAL INVESTMENT STRATEGY" AND THAT FOUND UNDER THE SECTION "MODEL PORTFOLIO LONG-TERM GROWTH FUND - INVESTMENT STRATEGY" ON PAGES 20 AND 34 OF THE PROSPECTUS, RESPECTIVELY.

PRINCIPAL INVESTMENT STRATEGY - To seek to invest 20% of the Fund's assets in fixed income funds and 80% of the Fund's assets in stock funds by investing in the following Vantagepoint Funds in the target percentages indicated:

         Core Bond Index Fund                                       20%
         Equity Income Fund                                         13%
         Growth & Income Fund                                       20%
         Growth Fund                                                20%
         Aggressive Opportunities Fund                              15%
         International Fund                                         12%

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE FOUND UNDER THE SECTION ENTITLED "MODEL PORTFOLIO ALL-EQUITY GROWTH FUND - PRINCIPAL INVESTMENT STRATEGY" AND THAT FOUND UNDER THE SECTION "MODEL PORTFOLIO ALL-EQUITY GROWTH FUND - INVESTMENT STRATEGY" ON PAGES 21 AND 35 OF THE PROSPECTUS, RESPECTIVELY.

PRINCIPAL INVESTMENT STRATEGY - To invest, under normal circumstances, 100% in stock funds by investing the target percentages indicated in the following Vantagepoint Funds whose assets are invested, under normal circumstances, at least 80% in equity securities:

         Equity Income Fund                                         15%
         Growth & Income Fund                                       20%
         Growth Fund                                                30%
         Aggressive Opportunities Fund                              20%
         International Fund                                         15%

THE INDEX FUNDS

The Board, upon the recommendation of Vantagepoint Investment Advisers, LLC, the investment adviser of the Core Bond Index Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund and Overseas Equity Index Fund (together, the "Index Funds"), unanimously voted to eliminate the master-feeder structure and change the Index Funds to separately managed funds. The following changes will be effective February, 2004:

THE FOLLOWING REPLACES IN ITS ENTIRETY THE INTRODUCTORY PARAGRAPHS IN THE SECTION ENTITLED "THE INDEX FUNDS" ON PAGE 10.

The five Index Funds described below follow an indexed or "passively managed" approach to investing. This means that securities are selected to try to approximate the investment


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characteristics and performance of a specified benchmark, such as the S&P
500 Index.(1) Unlike an actively managed portfolio, an index fund does not rely on the portfolio manager's ability to predict the performance of individual securities. An index fund simply seeks to parallel the performance of its benchmark. Index funds tend to have lower operating expenses than actively managed funds.

Because it can be very expensive to buy and sell all of the securities in a target benchmark, the Index Funds, with the exception of the 500 Stock Index Fund, employ sampling techniques to approximate benchmark characteristics such as capitalization and industry weight using fewer securities than contained in the benchmark. Therefore, the performance of the Funds versus their respective benchmarks may deviate more than that of funds investing in all of the securities contained in the benchmark.

Performance of the Index Funds will differ from the underlying indexes for several reasons. First, fund fees and expenses reduce Fund performance, while the indexes themselves bear no management fees, transaction costs or other expenses. Second, due to sampling techniques used by all of the Index Funds, except the 500 Stock Index Fund, there will be tracking error, which may impact Fund performance positively or negatively. Third, changes to the indexes, such as constituent changes and rebalancing, can cause tracking error which may impact the Fund performance positively or negatively. Fourth, the timing of cash flows into and out of a Fund will affect its ability to precisely track the underlying indexes. Fifth, there may be pricing differences if the index and the Fund use different pricing sources. This is more common in the Overseas Equity Index Fund and the Core Bond Fund.

The investment objective of each Index Fund is non-fundamental and can be changed without shareholder approval.

THE FOLLOWING REPLACES THE INFORMATION ABOUT THE INDEX FUNDS CONTAINED IN THE ANNUAL FUND OPERATING EXPENSES TABLE ON PAGE 24:

                           Advisory          Subadviser          Other            Total
INDEX FUNDS+/-               Fee                Fees            Expenses         Expenses
--------------         ---------------    ---------------    -------------    -------------

Core Bond Index
Class I                     0.05%              0.02%             0.37%            0.44%
Class II**                  0.05%              0.02%             0.17%            0.24%

500 Stock Index
Class I                     0.05%              0.02%             0.38%            0.45%

-----------------

(1) McGraw-Hill, Inc. ("McGraw-Hill") and Wilshire Associates, Inc. ("Wilshire Associates") do not sponsor any portfolios of the Funds, nor are they affiliated in any way with the Funds. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500(R)" are trademarks of McGraw-Hill. "Wilshire 5000 Total Market Index(R)" and "Wilshire 4500 Index(R)" and related marks are trademarks of Wilshire Associates. None of the Funds are sponsored, endorsed, sold, or promoted by these indices or their sponsors and neither the indices nor their sponsors make any representation or warranty, express or implied, regarding the advisability of investing in the Funds.



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

Class II**                  0.05%              0.02%             0.18%            0.25%

Broad Market Index
Class I                     0.05%              0.02%             0.36%            0.43%
Class II**                  0.05%              0.02%             0.16%            0.23%

Mid-Small Co. Index
Class I                     0.05%              0.07%             0.40%            0.52%
Class II**                  0.05%              0.07%             0.20%            0.32%

Overseas Equity Index
Class I                     0.05%              0.10%             0.52%            0.67%
Class II**                  0.05%              0.10%             0.32%            0.47%

+/- THESE FEES HAVE BEEN RESTATED TO REFLECT THE ELIMINATION OF THE
    MASTER-FEEDER STRUCTURE FOR THE INDEX FUNDS.

THE FOLLOWING REPLACES THE INFORMATION ABOUT THE INDEX FUNDS CONTAINED IN THE EXAMPLE TABLE ON PAGE 25:

INDEX FUNDS                               1 yr*              3 yrs             5 yrs            10 yrs
-----------                          ---------------    ---------------    -------------    -------------
Core Bond Index
Class I                                    $45                $142              $247             $555
Class II***                                $25                $ 77              $135             $306

500 Stock Index
Class I                                    $46                $145              $253             $568
Class II***                                $26                $ 81              $141             $318

Broad Market Index
Class I                                    $44                $138              $241             $543
Class II***                                $24                $ 74              $130             $293

Mid-Small Co. Index
Class I                                    $53                $167              $291             $654
Class II***                                $33                $103              $180             $406

Overseas Equity Index
Class I                                    $79                $247              $429             $957
Class II***                                $58                $183              $319             $715


* The following example shows the effect of redemption fees charged to Vantagepoint Elite shareholders for shares held for one year or less. Elite shareholders purchase Class I Shares of the Index Funds.


          Money Market                     $116    500 Stock Index Class I                 $ 96
          US Government Securities         $113    Broad Market Index Class I              $ 94
          Asset Allocation                 $127    Mid/Small Co. Index Class I             $103
          Equity Income                    $144    Overseas Equity Index Class I           $129
          Growth & Income                  $136    Model Portfolio Savings Oriented        $155
          Growth                           $143    Model Portfolio Conservative Growth     $154
          Aggressive Opportunities         $171    Model Portfolio Traditional Growth      $157
          International                    $173    Model Portfolio Long-Term Growth        $153
          Core Bond Index Class I          $ 95    Model Portfolio All-Equity Growth       $170

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THE BOARD OF DIRECTORS HAS APPROVED THE HIRING OF MELLON CAPITAL MANAGEMENT
CORPORATION ("MELLON CAPITAL") AS SUBADVISER TO EACH OF THE INDEX FUNDS. THE FOLLOWING IS A DESCRIPTION OF MELLON CAPITAL THAT ACCOMPANIES THE INFORMATION FOUND REGARDING EACH INDEX FUND ON PAGES 10-15 OF THE PROSPECTUS.

INVESTMENT SUBADVISER - Mellon Capital Management Corporation ("Mellon Capital"), San Francisco, California, seeks to match the performance of the index underlying each Index Fund's benchmark. Mellon Capital uses a trading strategy that minimizes the impact of index additions and deletions while minimizing tracking error. Mellon Capital employs a team approach to managing each Index Fund.

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE FOUND UNDER THE SECTION ENTITLED "CORE BOND INDEX FUND - INVESTMENT STRATEGY" ON PAGE 32 OF THE PROSPECTUS.

INVESTMENT STRATEGY - The Core Bond Index Fund invests in a sampling of bonds selected and weighted to seek to result in investment characteristics comparable to those of the Lehman Brothers Aggregate Bond Index and performance that correlates with the performance of that index.

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE FOUND UNDER THE SECTION ENTITLED "500 STOCK INDEX FUND - INVESTMENT STRATEGY" ON PAGE 32 OF THE PROSPECTUS.

INVESTMENT STRATEGY - The 500 Stock Index Fund invests in all of the stocks in the S&P Index, weighted to seek to replicate, as closely as practical, the investment characteristics of the index.

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE FOUND UNDER THE SECTION ENTITLED "BROAD MARKET INDEX FUND - INVESTMENT STRATEGY" ON PAGE 32 OF THE PROSPECTUS.

INVESTMENT STRATEGY - The Broad Market Index Fund invests in a sampling of stocks that is selected and weighted to seek to result in investment characteristics comparable to those of the Wilshire 5000 Total Market Index and performance that correlates with the performance of that index.

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE FOUND UNDER THE SECTION ENTITLED "MID/SMALL COMPANY INDEX FUND - INVESTMENT STRATEGY" ON PAGE 32 OF THE PROSPECTUS.

INVESTMENT STRATEGY - The Mid/Small Company Index Fund invests in a sampling of securities that is selected and weighted to seek to result in investment characteristics comparable to those of the Wilshire 4500 Index and performance that correlates with the performance of that index.

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THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE FOUND UNDER THE SECTION
ENTITLED "OVERSEAS EQUITY INDEX FUND - INVESTMENT STRATEGY" ON PAGE 32 OF THE PROSPECTUS.

INVESTMENT STRATEGY - The Overseas Equity Index Fund invests in a sampling of securities that is selected and weighted to seek to result in investment characteristics comparable to those of the MSCI EAFE Free Index.

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE FOUND UNDER THE SECTION ENTITLED "RISKS OF INVESTING IN THE FUNDS - V. OBJECTIVE/STYLE RISK" ON PAGE 37 OF THE PROSPECTUS.

All of the Funds are subject, in varying degrees, to objective/style risk, which is the possibility that returns from a specific type of security in which a Fund invests or the investment style of one or more of a Fund's subadvisers will trail the returns of the overall market.

THE FOLLOWING INFORMATION REPLACES THE FIRST FULL PARAGRAPH ON PAGE 38 OF THE PROSPECTUS UNDER THE SECTION ENTITLED "MANAGEMENT OF THE FUNDS."

As investment adviser to the Funds, VIA continually monitors the performance of the subadvisers. VIA supervises and directs each Fund's investments. VIA selects the Vantagepoint Funds in which the Model Portfolio Funds invests. VIA may change subadvisers with the approval of the Fund's Board of Directors and upon notice to shareholders.

THE THIRD PARAGRAPH UNDER THE SECTION ENTITLED "SHAREHOLDER INFORMATION - VALUATION OF THE FUNDS" ON PAGE 39 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY.

THE FOLLOWING SHOULD BE READ IN CONJUNCTION WITH THE SECTION ENTITLED "DISTRIBUTION ARRANGEMENTS" FOUND ON PAGE 43 OF THE PROSPECTUS:

RC Services has entered into an agreement with UVEST, a broker dealer not affiliated with the Funds, wherein UVEST will make the Funds available on a retail basis to RC accountholders eligible for the Vantagepoint Elite program. RC Services has agreed to pay UVEST a fee of 13 basis points assessed against the average daily assets invested in the Funds through this program.





                   RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE